Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 143,966		₨ 124,215
Allowance for lifetime expected credit loss	(7,716)		(6,171)
Total	136,250		118,044
Non-current	349	$ 4	299
Current	₨ 135,901	$ 1,448	₨ 117,745